CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings (Deficit) [Member] USD ($)	Retained Earnings (Deficit) [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY
Balance at Sep. 30, 2010		328,974	$ 0		387,052		(76,454)		(9,336)		(29,377)		57,089
Balance (in shares) at Sep. 30, 2010			23,292,412
Net income (loss) for the year		(12,781)	0		0		(23,079)		0		0		10,298
Issuance of common stock upon exercise of share options		2,654	0		2,654		0		0		0		0
Issuance of common stock upon exercise of share options (in shares)			90,400
Share-based compensation expense		4,638	0		4,638		0		0		0		0
New subsidiary established		19,600	0		0		0		0		0		19,600
Liquidation of a subsidiary		(48,123)	0		0		0		0		0		(48,123)
Dividend paid to non-controlling interests		(12,090)	0		0		0		0		0		(12,090)
Translation adjustments		2,939	0		0		0		2,939		0		0
Balance at Sep. 30, 2011		285,811	0		394,344		(99,533)		(6,397)		(29,377)		26,774
Balance (in shares) at Sep. 30, 2011			23,382,812
Net income (loss) for the year		(2,785)	0		0		(1,434)		0		0		(1,351)
Share-based compensation expense		3,327	0		3,327		0		0		0		0
Capital injection from a non-controlling shareholder		29,400	0		0		0		0		0		29,400
Disposal of non-controlling interest in a subsidiary		(2,438)	0		0		0		0		0		(2,438)
Translation adjustments		117	0		0		0		117		0		0
Balance at Sep. 30, 2012		313,432	0		397,671		(100,967)		(6,280)		(29,377)		52,385
Balance (in shares) at Sep. 30, 2012			23,382,812
Net income (loss) for the year	1,494	9,312	0		0		7,494		0		0		1,818
Issuance of restricted share (in shares)			134,500
Share repurchased		(6,282)									(6,282)
Share repurchased (in shares)			(611,386)
Share-based compensation expense		1,893	0		1,893		0		0		0		0
Translation adjustments	303	1,890	0		0		0		1,890		0		0
Balance at Sep. 30, 2013	$ 52,089	320,245	$ 0	$ 64,991	399,564	$ (15,204)	(93,473)	$ (714)	(4,390)	$ (5,800)	(35,659)	$ 8,816	54,203
Balance (in shares) at Sep. 30, 2013			22,905,926